Share-Based Payments - Schedule of Share-based Payment Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	$ 1,253	$ 885	$ 2,099	$ 1,609
Equity classified share options expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	808	869	1,611	1,588
Restricted shares expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	$ 445	$ 16	$ 488	$ 21